Events after the Reporting Period - Additional Information (Detail) € in Millions, ₩ in Millions						12 Months Ended
	Mar. 12, 2025	Feb. 19, 2025 KRW (₩) shares	Feb. 17, 2025 KRW (₩)	Feb. 05, 2025 KRW (₩)	Feb. 05, 2025 $ / shares	Dec. 31, 2024 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €								€ 1,065,900,000
Dividends proposed or declared per share | $ / shares					$ 2,500
Dividends proposed or declared				₩ 189,100
Number of treasury shares retired | shares		1,691,425
Cancellation of treasury shares		₩ 420,300				₩ 431,107	₩ 567,473
Treasury shares scheduled retirement date		Mar. 31, 2025
Tax rate effect from change in tax rate	25.00%
Global Bonds Issued [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			₩ 700
Global Bonds Issued [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity			5 years
Global Bonds Issued [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity			10 years